Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term	6 years 2 months 12 days	5 years 1 month 6 days	5 years 10 months 24 days
Weighted-average discount rate	4.20%	4.60%	4.90%